Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment
Schedule of depreciation and amortization expense

	For the Three Months
	Ended March 31,
	2013	2012
	(In thousands)
Equipment leased to customers	$163,118	$152,443
Satellites	27,171	32,087
Buildings, furniture, fixtures, equipment and other	15,207	12,765
Total depreciation and amortization	$205,496	$197,295

	For the Years Ended December 31,
	2012	2011	2010
	(In thousands)
Equipment leased to customers	$649,394	$725,904	$822,442
Satellites	123,431	128,352	110,510
Buildings, furniture, fixtures, equipment and other	58,081	50,699	50,408
148 degree orbital location (1)	67,776	—	—
Total depreciation and amortization	$898,682	$904,955	$983,360

(1)           See “FCC Authorizations” below.